Document and Entity Information	Sep. 30, 2018
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	MFS SERIES TRUST V
Entity Central Index Key	0000200489
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 14, 2019
Document Effective Date	Aug. 14, 2019
Prospectus Date	Jan. 28, 2019
MFS® Total Return Fund | A
Prospectus:
Trading Symbol	MSFRX
MFS® Total Return Fund | R4
Prospectus:
Trading Symbol	MSFJX
MFS® Total Return Fund | 529A
Prospectus:
Trading Symbol	EATRX
MFS® Total Return Fund | 529B
Prospectus:
Trading Symbol	EBTRX
MFS® Total Return Fund | 529C
Prospectus:
Trading Symbol	ECTRX
MFS® Total Return Fund | B
Prospectus:
Trading Symbol	MTRBX
MFS® Total Return Fund | C
Prospectus:
Trading Symbol	MTRCX
MFS® Total Return Fund | I
Prospectus:
Trading Symbol	MTRIX
MFS® Total Return Fund | R1
Prospectus:
Trading Symbol	MSFFX
MFS® Total Return Fund | R2
Prospectus:
Trading Symbol	MTRRX
MFS® Total Return Fund | R3
Prospectus:
Trading Symbol	MSFHX
MFS® Total Return Fund | R6
Prospectus:
Trading Symbol	MSFKX